Segment Information - Summary of Segment Information and Consolidated Assets, Liabilities and Operating Results (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from contracts with external customers	₽ 402,074	₽ 265,454	₽ 287,153
Gross profit	₽ 178,081	₽ 94,849	₽ 104,067
Gross margin, %	44.30%	35.70%	36.20%
Depreciation and amortisation	₽ (13,357)	₽ (14,286)	₽ (13,409)
Impairment of goodwill and other non-current assets, net	(2,899)	(3,897)	(1,804)
Operating profit (loss)	102,666	19,925	34,200
Share of profit of associates, net	(7)	20	28
Finance income	676	3,504	590
Finance costs	(23,371)	(25,145)	(33,863)
Income tax (expense) benefit	(6,511)	(2,528)	(7,913)
(Loss) profit after tax for the period from discontinued operations	0	41,609	(6,790)
Profit (loss) for the period	82,619	1,456	4,285
Segment assets	237,530	193,840	312,505
Segment liabilities	384,808	424,511	546,102
Investments in associates	334	341	321
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(76,744)	(56,797)	(59,319)
Gross profit	(1,661)	(711)	(157)
Operating profit (loss)	(1,669)	(395)	(1,078)
Inter-segment finance income	(2,549)	(2,113)	(791)
Inter-segment finance costs	2,549	2,113	791
Income tax (expense) benefit	929	(2,035)	(7,057)
(Loss) profit after tax for the period from discontinued operations		(42)
Profit (loss) for the period	(740)	(2,472)	(8,135)
Segment assets	2,698	(972)	1,979
Segment liabilities	4,850	2,101	3,333
Mining segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	110,791	70,881	83,517
Steel segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	262,500	166,885	174,850
Power segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	28,783	27,688	28,786
Operating segments [member] | Mining segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	110,791	70,881	83,517
Inter-segment revenue	54,182	34,402	37,710
Gross profit	₽ 103,191	₽ 51,441	₽ 63,680
Gross margin, %	62.60%	48.90%	52.50%
Depreciation and amortisation	₽ (6,574)	₽ (7,463)	₽ (6,774)
Impairment of goodwill and other non-current assets, net	(1,391)	(3,829)	(3,688)
Operating profit (loss)	67,999	14,108	26,775
Share of profit of associates, net	(7)	20	28
Finance income	524	502	514
Inter-segment finance income	2,037	1,786	386
Finance costs	(9,237)	(12,209)	(18,967)
Inter-segment finance costs	(396)	(199)	(195)
Income tax (expense) benefit	(2,782)	149	(20)
(Loss) profit after tax for the period from discontinued operations		41,651	(6,962)
Profit (loss) for the period	58,643	38,854	4,955
Segment assets	90,610	83,178	202,423
Segment liabilities	133,059	160,866	300,058
Investments in associates	334	341	321
Operating segments [member] | Steel segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	262,500	166,885	174,850
Inter-segment revenue	5,926	6,626	6,068
Gross profit	₽ 62,529	₽ 30,030	₽ 27,486
Gross margin, %	23.30%	17.30%	15.20%
Depreciation and amortisation	₽ (6,314)	₽ (6,335)	₽ (6,153)
Impairment of goodwill and other non-current assets, net	644	(67)	1,884
Operating profit (loss)	37,447	6,520	7,087
Finance income	150	3,000	75
Inter-segment finance income	478	306	375
Finance costs	(13,791)	(12,678)	(14,514)
Inter-segment finance costs	(1,950)	(1,725)	(325)
Income tax (expense) benefit	(4,798)	(676)	(503)
(Loss) profit after tax for the period from discontinued operations			39
Profit (loss) for the period	26,138	(34,166)	6,934
Segment assets	136,352	102,759	100,493
Segment liabilities	239,782	250,356	233,279
Operating segments [member] | Power segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	28,783	27,688	28,786
Inter-segment revenue	16,636	15,769	15,541
Gross profit	₽ 14,022	₽ 14,089	₽ 13,058
Gross margin, %	30.90%	32.40%	29.50%
Depreciation and amortisation	₽ (469)	₽ (488)	₽ (482)
Impairment of goodwill and other non-current assets, net	(2,152)	(1)
Operating profit (loss)	(1,111)	(308)	1,416
Finance income	2	2	1
Inter-segment finance income	34	21	30
Finance costs	(343)	(258)	(382)
Inter-segment finance costs	(203)	(189)	(271)
Income tax (expense) benefit	140	34	(333)
(Loss) profit after tax for the period from discontinued operations			133
Profit (loss) for the period	(1,422)	(760)	531
Segment assets	7,870	8,875	7,610
Segment liabilities	₽ 7,117	₽ 11,188	₽ 9,432